UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.54%

Aerospace & Defense 2.79%

Aerojet Rocketdyne Holdings, Inc.*	433,376	$13,686
BWX Technologies, Inc.	322,171	19,305
Curtiss-Wright Corp.	172,443	20,391
Total		53,382

Air Freight & Logistics 2.66%

Atlas Air Worldwide Holdings, Inc.*	375,341	23,027
XPO Logistics, Inc.*	401,559	27,848
Total		50,875

Banks 6.62%

Cadence BanCorp*	156,019	3,801
CenterState Bank Corp.	688,078	18,330
Pinnacle Financial Partners, Inc.	255,809	16,935
Sterling Bancorp	475,127	11,902
Texas Capital Bancshares, Inc.*	148,606	12,787
Webster Financial Corp.	296,460	16,302
Western Alliance Bancorp*	533,705	29,781
Wintrust Financial Corp.	207,833	16,895
Total		126,733

Biotechnology 15.47%

Agios Pharmaceuticals, Inc.*	329,064	21,149
Avexis, Inc.*	191,406	20,004
Bluebird Bio, Inc.*	106,274	14,783
Blueprint Medicines Corp.*	469,425	31,179
Clovis Oncology, Inc.*	202,159	15,237
Exact Sciences Corp.*	691,525	38,027
FibroGen, Inc.*	351,116	19,610
Foundation Medicine, Inc.*	348,162	15,667
Insmed, Inc.*	380,263	10,271
Loxo Oncology, Inc.*	264,970	22,830
Repligen Corp.*	471,539	17,541
Sage Therapeutics, Inc.*	156,266	9,889
Sarepta Therapeutics, Inc.*	408,603	20,148
Spark Therapeutics, Inc.*	344,709	27,887
TESARO, Inc.*	102,068	11,816
Total		296,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

Investments	Shares	Fair Value (000)
Building Products 2.41%

Builders FirstSource, Inc.*	1,585,145	$28,564
Trex Co., Inc.*	160,584	17,576
Total		46,140

Capital Markets 2.11%

Evercore, Inc. Class A	249,608	19,993
Hamilton Lane, Inc. Class A	53,645	1,475
Moelis & Co. Class A	440,976	18,852
Total		40,320

Chemicals 0.75%

Minerals Technologies, Inc.	199,382	14,336

Commercial Services & Supplies 0.65%

Brink’s Co. (The)	164,444	12,514

Communications Equipment 1.44%
Acacia Communications, Inc.*	84,831	3,589
Lumentum Holdings, Inc.*	379,306	23,953
Total		27,542

Construction & Engineering 2.56%

MasTec, Inc.*	574,918	25,038
Quanta Services, Inc.*	634,297	23,932
Total		48,970

Construction Materials 1.18%

Eagle Materials, Inc.	214,263	22,620

Diversified Consumer Services 2.70%

Chegg, Inc.*	1,616,375	25,070
Grand Canyon Education, Inc.*	296,214	26,514
Total		51,584

Electronic Equipment, Instruments & Components 3.03%

Cognex Corp.	76,295	9,396
Coherent, Inc.*	35,539	9,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components (continued)

IPG Photonics Corp.*	45,259	$9,636
Universal Display Corp.	201,957	29,587
Total		57,955

Health Care Equipment & Supplies 5.60%

Glaukos Corp.*	209,943	7,413
Insulet Corp.*	670,498	39,432
Nevro Corp.*	282,624	24,753
Penumbra, Inc.*	353,816	35,576
Total		107,174

Health Care Providers & Services 2.23%

HealthEquity, Inc.*	316,177	15,878
Tivity Health, Inc.*	577,965	26,731
Total		42,609

Hotels, Restaurants & Leisure 5.16%

Dave & Buster’s Entertainment, Inc.*	286,936	13,830
Extended Stay America, Inc. Unit	1,033,778	20,489
Marriott Vacations Worldwide Corp.	156,860	20,646
Planet Fitness, Inc. Class A	1,644,506	43,810
Total		98,775

Household Durables 2.32%

GoPro, Inc. Class A*	987,548	10,300
Roku, Inc.*	298,346	6,080
SodaStream International Ltd. (Israel)*(a)	439,620	27,991
Total		44,371

Internet Software & Services 13.93%

2U, Inc.*	709,474	45,144
Alarm.com Holdings, Inc.*	402,993	18,812
Cargurus, Inc.*	338,375	11,031
Coupa Software, Inc.*	271,127	9,422
Etsy, Inc.*	520,555	8,693
Five9, Inc.*	1,154,956	29,139
GrubHub, Inc.*	575,365	35,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

MuleSoft, Inc. Class A*	196,786	$4,603
Okta, Inc.*	237,992	6,883
Stamps.com, Inc.*	185,705	41,672
Trade Desk, Inc. (The) Class A*	559,672	36,893
Twilio, Inc. Class A*	295,828	9,452
Wix.com Ltd. (Israel)*(a)	138,361	9,657
Total		266,510

Machinery 3.53%

Allison Transmission Holdings, Inc.	524,753	22,297
Chart Industries, Inc.*	352,158	15,319
Proto Labs, Inc.*	238,185	20,781
RBC Bearings, Inc.*	74,316	9,202
Total		67,599

Media 2.20%

Live Nation Entertainment, Inc.*	959,886	42,024

Multi-Line Retail 0.52%

Ollie’s Bargain Outlet Holdings, Inc.*	224,841	10,039

Oil, Gas & Consumable Fuels 1.39%

GasLog Ltd. (Monaco)(a)	1,542,514	26,608

Professional Services 0.76%

WageWorks, Inc.*	228,631	14,575

Real Estate Management & Development 0.41%

Redfin Corp.*	334,475	7,874

Semiconductors & Semiconductor Equipment 4.80%

Cavium, Inc.*	213,106	14,702
CEVA, Inc.*	450,831	21,775
Cirrus Logic, Inc.*	202,466	11,338
Inphi Corp.*	240,181	9,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

Monolithic Power Systems, Inc.	281,718	$34,277
Total		91,935

Software 7.49%

Blackline, Inc.*	311,903	11,079
HubSpot, Inc.*	427,650	37,013
Materialise NV ADR*	399,127	6,198
Paycom Software, Inc.*	365,879	30,075
Paylocity Holding Corp.*	277,846	14,840
Proofpoint, Inc.*	273,990	25,319
RingCentral, Inc. Class A*	446,820	18,834
Total		143,358

Specialty Retail 0.61%

Floor & Decor Holdings, Inc. Class A*	254,969	9,612
National Vision Holdings, Inc.*	73,000	2,103
Total		11,715

Textiles, Apparel & Luxury Goods 1.24%

Canada Goose Holdings, Inc. (Canada)*(a)	1,108,716	23,815

Thrifts & Mortgage Finance 0.41%

WSFS Financial Corp.	157,838	7,845

Trading Companies & Distributors 2.57%

Air Lease Corp.	528,287	22,954
Beacon Roofing Supply, Inc.*	472,628	26,188
Total		49,142

Total Investments in Common Stock 99.54% (cost $1,414,298,955)		1,904,977

Other Assets in Excess of Liabilities 0.46%		8,723

Net Assets 100.00%		$1,913,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2017

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,904,977	$—	$—	$1,904,977
Total	$1,904,977	$—	$—	$1,904,977

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2017, the aggregate unrealized security gains and losses based on investments and other financial instruments for U.S. federal income tax purposes were as follows:

Tax cost	$1,432,982,864
Gross unrealized gain	479,165,570
Gross unrealized loss	(7,171,368)
Net unrealized security gain	$471,994,202

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2017